Description of Business and Basis of Financial Statements	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Description of Business and Basis of Financial Statements

1. Description of Business and Basis of Financial Statements

Description of Business

We began operations as a California corporation on May 23, 2003 through the acquisition of the assets and business of VitaGen, Inc. and in June 2003 changed our name to Vital Therapies, Inc. In January 2004, we were re-incorporated in Delaware. We are a biotherapeutic company focused on developing a cell-based therapy targeting the treatment of all forms of acute liver failure. Our product candidate, currently in Phase 3 clinical trials, the ELAD® System or ELAD, is an extracorporeal human cell-based bio-artificial liver therapy designed to allow the patient’s own liver to regenerate to a healthy state, or to stabilize the patient until transplant. Since inception, we have devoted essentially all of our efforts to product development, clinical testing and pilot manufacturing and have not realized revenues from our planned principal operations. Our business, operating results, financial condition, and growth prospects are subject to significant risks and uncertainties, including failing to obtain regulatory approval to commercialize and failing to secure additional funding to complete development of and to commercialize our product candidate. Our headquarters are located in San Diego, California.

Unaudited Interim Financial Information

The accompanying interim consolidated balance sheet as of June 30, 2014, and the interim consolidated statements of operations, comprehensive loss, and cash flows for the six months ended June 30, 2013 and 2014, and the consolidated statements of redeemable convertible preferred stock and stockholders’ (deficit) equity for the six months ended June 30, 2014 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual audited consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of our financial position as of June 30, 2014, and the results of our operations and cash flows for the six months ended June 30, 2013 and 2014. The financial data and other information disclosed in these notes related to the six months ended June 30, 2013 and 2014 are unaudited. The results for the six months ended June 30, 2014 are not necessarily indicative of results to be expected for the year ending December 31, 2014, any other interim or any future year or period.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, or GAAP, and include the accounts of Vital Therapies, Inc. and its wholly-owned subsidiaries located in the United Kingdom (currently inactive) and China. All intercompany accounts and transactions have been eliminated in consolidation. We manage our operations as a single segment for the purposes of assessing performance and making operating decisions.

We previously were classified as a “development stage entity” under GAAP and, as such, were required to present inception-to-date information in our statements of operations, comprehensive loss, stockholders’ equity, and cash flows. In June 2014, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update that eliminates the concept of a development stage entity from GAAP and removes the related incremental reporting requirements, which we elected to early adopt. See Note 2 for additional information on this new standard. Accordingly, in contrast to our financial statements included in our final prospectus filed with the Securities and Exchange Commission in April 2014 and our Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2014, the consolidated financial statements contained in this prospectus do not include inception-to-date information.

In March 2012, we executed a 1 for 340 reverse stock split on all outstanding shares of common and junior preferred stock. All share and per share amounts have been retroactively restated to reflect these reverse stock splits.